Note 21 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2022	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,772,258	$1,973,577	$-	$3,745,835
Depreciation and amortization	28,611	81,439	90	110,140
Operating earnings (loss)	138,873	111,638	(31,485)	219,026
Other income, net				146
Interest expense, net				(25,191)
Income taxes				(48,974)

Net earnings				$145,007

Total assets	$836,691	$1,931,847	$5,976	$2,774,514
Total additions to long lived assets	56,354	152,960	1,848	211,162
2021	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,585,431	$1,663,641	$-	$3,249,072
Depreciation and amortization	28,470	70,404	91	98,965
Operating earnings (loss)	127,297	106,579	(32,234)	201,642
Other income, net				23,399
Interest expense, net				(16,036)
Income taxes				(52,875)

Net earnings				$156,130

Total assets	$805,351	$1,698,257	$5,415	$2,509,023
Total additions to long lived assets	74,968	258,975	2,035	335,978

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2022	2021

United States
Revenues	$3,279,533	$2,864,364
Total long-lived assets	1,290,619	1,207,605

Canada
Revenues	$466,302	$384,708
Total long-lived assets	336,474	315,660

Consolidated
Revenues	$3,745,835	$3,249,072
Total long-lived assets	1,627,093	1,523,265